Schedule of investments
Delaware Small Cap Value Fund	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.83%♦
Basic Industry — 7.85%
Arconic †	1,862,800	$ 49,252,432
Ashland	422,200	42,971,516
Avient	1,029,700	44,925,811
Berry Global Group	1,579,110	98,062,731
HB Fuller	871,000	60,760,960
Huntsman	2,172,000	63,726,480
Louisiana-Pacific	1,367,400	80,006,574
Summit Materials Class A †	1,497,526	44,236,918
		483,943,422
Consumer Discretionary — 11.52%
Acushnet Holdings	1,023,100	49,374,806
Adient †	1,647,100	70,364,112
Barnes Group	1,412,100	59,505,894
Choice Hotels International	353,300	41,816,588
Columbia Sportswear	609,200	53,122,240
Cracker Barrel Old Country Store	375,800	40,947,168
Group 1 Automotive	311,300	68,819,091
KB Home	1,225,500	43,223,385
Meritage Homes †	571,700	62,446,791
Nexstar Media Group	242,500	45,080,750
Steven Madden	1,386,625	50,334,488
Texas Roadhouse	548,250	55,669,305
UniFirst	353,100	69,253,503
		709,958,121
Consumer Staples — 3.12%
Flowers Foods	1,489,800	41,535,624
Hostess Brands †	1,950,200	48,169,940
J & J Snack Foods	436,900	61,694,649
Performance Food Group †	720,522	40,774,340
		192,174,553
Energy — 5.91%
CNX Resources †	2,506,100	38,468,635
Delek US Holdings	1,018,250	25,629,353
Liberty Energy	3,794,900	57,872,225
Magnolia Oil & Gas Class A	3,290,200	71,890,870
Matador Resources	958,550	51,560,404
Murphy Oil	1,735,700	67,727,014
Patterson-UTI Energy	3,738,000	51,210,600
		364,359,101
NQ-021 [2/23] 04/23 (2832221)    1

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services — 28.00%
American Equity Investment Life Holding	1,554,950	$ 64,763,668
Assurant	472,100	60,140,819
Axis Capital Holdings	800,400	48,600,288
Bank of NT Butterfield & Son	1,107,900	40,050,585
Bread Financial Holdings	914,500	37,558,515
East West Bancorp	1,493,023	113,783,283
Essent Group	1,237,700	53,159,215
First Financial Bancorp	2,558,400	63,038,976
First Interstate BancSystem Class A	1,448,022	51,462,702
FNB	9,357,700	133,534,379
Hancock Whitney	2,823,400	138,685,408
Hanover Insurance Group	417,000	58,163,160
Hope Bancorp	3,639,240	46,618,664
Metropolitan Bank Holding †	555,805	31,019,477
Sandy Spring Bancorp	895,400	29,503,430
Selective Insurance Group	652,106	66,208,322
Stewart Information Services	910,400	38,682,896
Stifel Financial	1,851,650	123,745,769
Synovus Financial	2,045,950	85,541,170
Umpqua Holdings	5,304,400	93,675,704
Valley National Bancorp	8,939,500	103,519,410
Webster Financial	2,737,560	145,419,187
Western Alliance Bancorp	1,333,800	99,021,312
		1,725,896,339
Healthcare — 3.71%
Avanos Medical †	1,197,221	33,605,994
Integer Holdings †	704,900	52,853,402
Integra LifeSciences Holdings †	1,242,500	69,107,850
NuVasive †	748,632	32,363,361
Prestige Consumer Healthcare †	11,832	712,878
Service Corp. International	593,170	40,056,770
		228,700,255
Industrials — 14.53%
Atkore †	913,000	133,316,260
CACI International Class A †	203,700	59,684,100
H&E Equipment Services	1,127,000	62,548,500
ITT	1,084,030	98,527,487
KBR	1,199,472	66,102,902
MasTec †	1,288,379	125,900,396
2    NQ-021 [2/23] 04/23 (2832221)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Regal Rexnord	414,839	$ 65,395,220
Terex	916,450	54,263,004
Timken	604,850	51,684,432
WESCO International †	740,900	122,678,222
Zurn Elkay Water Solutions	2,413,200	55,503,600
		895,604,123
Real Estate Investment Trusts — 7.52%
Independence Realty Trust	3,611,090	65,324,618
Kite Realty Group Trust	2,360,314	51,266,020
Life Storage	286,705	34,553,687
LXP Industrial Trust	5,997,300	62,551,839
National Health Investors	804,550	44,250,250
Outfront Media	3,122,000	54,478,900
RPT Realty	2,663,689	28,554,746
Spirit Realty Capital	1,359,950	56,002,741
Summit Hotel Properties	3,412,100	25,249,540
Tricon Residential	5,139,600	41,630,760
		463,863,101
Technology — 9.79%
Cirrus Logic †	740,300	76,065,825
Concentrix	320,100	43,802,484
Diodes †	725,200	66,493,588
Flex †	3,545,515	80,695,921
Leonardo DRS †	1,913,900	24,880,700
NCR †	1,111,158	28,367,864
NetScout Systems †	1,453,806	41,346,243
Power Integrations	822,300	67,634,175
TD SYNNEX	416,900	40,239,188
TTM Technologies †	4,034,402	53,617,202
Viavi Solutions †	3,475,300	38,019,782
Vishay Intertechnology	2,006,600	42,600,118
		603,763,090
Transportation — 2.41%
Kirby †	622,300	45,135,419
Saia †	111,450	30,188,462
Werner Enterprises	1,576,000	73,205,200
		148,529,081
NQ-021 [2/23] 04/23 (2832221)    3

Schedule of investments
Delaware Small Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 3.47%
ALLETE	946,100	$ 57,891,859
Black Hills	1,099,190	67,501,258
OGE Energy	1,278,600	45,671,592
Southwest Gas Holdings	681,100	42,916,111
		213,980,820
Total Common Stocks (cost $4,180,676,413)		6,030,772,006

Short-Term Investments — 2.15%
Money Market Mutual Funds — 2.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	33,071,532	33,071,532
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	33,071,531	33,071,531
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	33,071,531	33,071,531
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	33,071,531	33,071,531
Total Short-Term Investments (cost $132,286,125)		132,286,125
Total Value of Securities—99.98% (cost $4,312,962,538)		6,163,058,131

Receivables and Other Assets Net of Liabilities—0.02%		1,439,352
Net Assets Applicable to 85,414,089 Shares Outstanding—100.00%		$6,164,497,483
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
4    NQ-021 [2/23] 04/23 (2832221)